Net revenue (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net revenue	R$ 96,519,284	R$ 105,625,201	R$ 58,543,494
P e p p member
IfrsStatementLineItems [Line Items]
Net revenue	61,145,093	73,306,089	41,137,288
Benzene toluene and xylene member
IfrsStatementLineItems [Line Items]
Net revenue	7,279,584	5,819,696	3,051,752
Ethylene propylene member
IfrsStatementLineItems [Line Items]
Net revenue	5,819,345	6,872,999	3,600,276
E t b e gasoline member
IfrsStatementLineItems [Line Items]
Net revenue	5,722,767	4,321,371	2,170,289
P v c caustic soda e d c member
IfrsStatementLineItems [Line Items]
Net revenue	5,710,838	5,806,011	3,134,617
Butadiene member
IfrsStatementLineItems [Line Items]
Net revenue	3,028,048	3,019,836	1,372,428
Solvents member
IfrsStatementLineItems [Line Items]
Net revenue	1,522,025	1,129,484	654,793
Cumene member
IfrsStatementLineItems [Line Items]
Net revenue	1,425,097	1,342,811	636,635
Naphtha condensate and crude oil member
IfrsStatementLineItems [Line Items]
Net revenue	422,359	1,648,581	915,807
Other1 member
IfrsStatementLineItems [Line Items]
Net revenue	R$ 4,444,130	R$ 2,358,324	R$ 1,869,609